Employee Compensation - Summary of Changes in Number of Key Assumption (Parenthetical) (Detail) - Defined benefit expenses [member] - Other employee future benefit plans [member]	Oct. 31, 2024		Oct. 31, 2023
Disclosure of defined benefit plans [line items]
Assumed overall health care cost trend rate	4.80%	[1]	4.70%	[2]
2041 [Member]
Disclosure of defined benefit plans [line items]
Assumed overall health care cost trend rate	4.00%		4.00%

[1]	Trending to 4.03% in 2040 and remaining at that level thereafter.
[2]	Trending to 4.00% in 2041 and remaining at that level thereafter.